Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation and consolidation
Basis of presentation and consolidation
– The unaudited condensed consolidated interim financial statements include the accounts of the Company and its subsidiary and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the requirements of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements for the fiscal year ended December 31, 2025 and the related notes, which provide a more complete discussion of the Company’s accounting policies and certain other information. The unaudited condensed consolidated balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements of the Company. These unaudited condensed consolidated interim financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair presentation of the Company’s consolidated financial information. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2026, or for any other interim period or for any other future year.
The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Blue Laser Fusion GK. All intercompany transactions and balances have been eliminated upon consolidation. These unaudited condensed consolidated financial statements are presented in U.S. dollars.

Basis of presentation and consolidation
– The accompanying consolidated financial statements of the Company have been presented in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of the Company. All intercompany transactions and balances have been eliminated upon consolidation. These consolidated financial statements are presented in U.S. dollars.

Use of estimates
Use of estimates
– The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported for assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates
– The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Liquidity
Liquidity
– As of June 30, 2026, the Company had cash and cash equivalents of approximately $
12.2
 million. The Company has historically funded its operations primarily through the issuance of preferred stock and expects to continue to fund operations through existing cash on hand and, if necessary, additional equity financings.
Based on management’s assessment of the Company’s liquidity position and expected cash requirement, the Company believes that its existing cash and cash equivalents will be sufficient to meet its operating requirements and obligations for at least twelve months from the date the unaudited condensed consolidated financial statements are available to be issued
.

Liquidity
– As of December 31, 2025, the Company had cash and cash equivalents of approximately $16.5 million. The Company has historically funded its operations primarily through the issuance of preferred stock and expects to continue to fund operations through existing cash on hand and, if necessary, additional equity financings.
Management has prepared cash flow forecasts and believes that the Company’s existing c
a
sh and cash equivalents will be sufficient to meet its operating requirements and obligations for at least twelve months from the date the financial statements are available to be issued.

Certain risks and uncertainties
Certain risks and uncertainties
– The Company is subject to a number of risks similar to other companies in a comparable stage of development, including the need for successful commercialization and demand for the Company’s future products and services; reliance on key personnel; competition from other companies with greater financial, technical, and research and development resources; and the risks relating to the ability to secure adequate financing
.

Certain risks and uncertainties
– The Company is subject to a number of risks similar to other companies in a comparable stage of development, including the need for successful commercialization and demand for the Company’s future products and services; reliance on key personnel; competition from other companies with greater financial; technical, and research and development resources; and the risks relating to the ability to secure adequate financing.

Fair value of financial instruments
Fair value of financial instruments
– Assets measured at fair value on a recurring basis are summarized below. The Company’s money market account is classified within Level 1 of the fair value hierarchy as it is valued based on quoted prices in active markets. There were no transfers between levels during the three and six months ended June 30, 2026 and 2025
.
Assets measured at fair value on a recurring basis at June 30, 2026, are summarized below:

Fair value measurement at reporting date using
June 30, 2026	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$ 11,621,051	-	-
Assets measured at fair value on a recurring basis at December 31, 2025, are summarized below:

	Fair value measurement at reporting date using
December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$15,366,611	-	-

Fair value of financial instruments
– Financial instruments include cash and cash equivalents. The Company has established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
Assets measured at fair value on a recurring basis at December 31, 2025, are summarized below:

Fair value measurement at reporting date using
December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$ 15,366,611	-	-
Assets measured at fair value at December 31, 2024, are summarized below:

Fair value measurement at reporting date using
December 31, 2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$ 24,498,933	-	-

Concentrations of credit risk
Concentrations of credit risk
– Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents with financial institutions, the balances of which may exceed federally insured limits. If any of the financial institutions with whom the Company does business were to be placed into receivership, the Compa
n
y may be unable to access the funds it has on deposit with such institutions. If the Company is unable to access its cash and cash equivalents as needed, the Company’s financial position and ability to operate its business could be adversely affected.

The Company had $0.2 million and $0.8 million in deposits in excess of the Federal Deposit Insurance Corporation (“FDIC”) limits at
June
 3
0
, 2026 and December 31, 2025, respectively. At
June 30,
 2026 and December 31, 2025, the Company also held $
11.6
 million and $
15.4
 million, respectively, in money market funds classified as cash and cash equivalents that were not FDIC insured.
In addition, Blue Laser Fusion GK, maintains cash deposits with a Japanese financial institution. These deposits are insured by the Deposit Insurance Corporation of Japan (“DICJ”) up to a maximum of ¥
10
 million (approximately $
0.06
 million) in principal, plus accrued interest, per depositor per financial institution. As of June 30, 2026, and December 31, 2025 the Company held approximately
$
0.05

million and
$
0.1
 million in deposits with a Japanese financial institution. As of December 31, 2025 approximately
 $
0.04
 million was in excess of DICJ insurance limits.

Concentrations of credit risk
– Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents with financial institutions, the balances of which may exceed federally insured limits. If any of the financial institutions with whom the Company does business were to be placed into receivership, the Company may be unable to access the funds it has on deposit with such institutions. If the Company is unable to access its cash and cash equivalents as needed, the Company’s financial position and ability to operate its business could be adversely affected.
The Company had $0.8 million and $1.0 million in deposits in excess of the Federal Deposit Insurance Corporation (“FDIC”) limits at December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, the Company also held $15.4 million and $24.5 million, respectively, in money market funds classified as cash and cash equivalents that were not FDIC insured.
In addition, the Company’s wholly owned Japanese subsidiary, Blue Laser Fusion, GK, maintains cash deposits with a Japanese financial institution. These deposits are insured by the Deposit Insurance
Co
rporation of Japan (“DICJ”) up to a maximum of ¥10 million (approximately $0.06 million) in principal,

plus accrued interest, per depositor per financial institution. As of December 31, 2025 and 2024, the Company held approximately ¥16.3 million (approximately $0.1 million) in deposits with a Japanese financial institution, of which approximately ¥6.3 million (approximately $0.04 million) was in excess of DICJ insurance limits.

Revenue Recognition
Revenue Recognition
– The Company recognizes revenue in accordance with ASC Topic 606,
Revenue from Contracts with Customers
. Under ASC 606, the Company applies the following five-step model to determine when and how revenue is recognized:

•	Identify the contract with a customer
•	Identify the performance obligations in the contract
•	Determine the transaction price
•	Allocate the transaction price to the performance obligations in the contract
•	Recognize revenue when (or as) the Company satisfies a performance obligation
When an arrangement includes multiple promised goods or services, the Company evaluates whether each promised good or service is distinct. Promised goods or services that are not distinct are combined into a single performance obligation.
The Company derives revenue from the licensing of its proprietary software. In October 2025, the Company entered into a software license agreement (the “2025 Agreement”). Under the 2025 Agreement, the Company granted a limited, non-exclusive,
non-transferable
license to use its radiation-hydrodynamics simulation software for a six-month
term commencing October 1, 2025 and terminating March 31, 2026, in exchange for a fixed, non-refundable
monthly fee denominated in Japanese yen. The Company determined that the software license represents functional intellectual property and recognized the transaction price at a point in time upon delivery of the software to the customer. No revenue was recognized under the 2025 Agreement during the three and six months ended June 30, 2026 or 2025, as the full transaction price was recognized upon delivery in October 2025. The 2025 Agreement expired in accordance with its terms on March 31, 2026.
On March 19, 2026, the Company entered into a new Software License and Service Agreement (the “2026 Agreement”), pursuant to which the Company granted a limited, non-exclusive,
non-transferable
license to use its radiation-hydrodynamics simulation software, together with installation, operation, integration and support services, for a twelve-month term commencing April 1, 2026 and terminating March 31, 2027, in exchange for a fixed, non-refundable
monthly fee of
¥
1.5

million (approximately
 $
10
 thousand). Total fixed consideration under the 2026 Agreement is
¥
18.0

million (approximately
$
114
 thousand), payable in equal monthly installments over the term. The 2026 Agreement was entered into upon the expiration of the 2025 Agreement. The Company determined that the software license and the related integration and support services are not distinct within the context of the contract, because the services significantly integrate customer-developed functionality into the licensed software; accordingly, the Company accounts for the arrangement as a single combined performance obligation. Because the customer simultaneously

Revenue Recognition
– The Company recognizes revenue in accordance with ASC Topic 606,
Revenue from Contracts with Customers
. Under ASC 606, the Company applies the following five-step model to determine when and how revenue is recognized:

•	Identify the contract with a customer
•	Identify the performance obligations in the contract
•	Determine the transaction price
•	Allocate the transaction price to the performance obligations in the contract
•	Recognize revenue when (or as) the Company satisfies a performance obligation
The Company derives revenue from the licensing of its proprietary software. During the year ended December 31, 2025, the Company entered into a software license agreement (the “Agreement”). Under the Agreement, the Company granted a limited, non-exclusive,
non-transferable
license to use its radiation-hydrodynamics simulation software for a six-month
term commencing October 1, 2025, in exchange for a fixed,
non-refundable
monthly fee denominated in Japanese yen. The Company determined that the software license represents functional intellectual property and recognized the transaction price at a point in time upon delivery of the software to the customer. Revenue recognized under this arrangement totaled $56,000 for the year ended December 31, 2025. The Company had no revenue for the year ended December 31, 2024.
The Agreement represents 100% of the revenue recorded in the consolidated statement of operations and comprehensive loss.

Net loss per share
receives and consumes the benefits of the combined software and support services as the Company performs, the performance obligation is satisfied over time, and the Company recognizes the transaction price straight-line over the twelve-month term. The Company recognized approximately $28,000 of revenue under the 2026 Agreement during the three and six months ended June 30, 2026, representing three months of ratable recognition following commencement on April 1, 2026.
Deferred transaction costs
– Deferred transaction costs consist of specific, incremental legal, accounting, and other professional fees directly attributable to the Company’s anticipated equity financing. These costs are capitalized within prepaid expenses and other current assets and, upon completion of the financing, will be reclassified to additional paid-in
capital as a reduction of the proceeds raised. As of June 30, 2026, deferred transaction costs were approximately $0.7 million.
Net loss per share
– Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted-average number of shares of common stock outstanding during the reporting period. Diluted net loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as stock options and convertible preferred stock, which would result in the issuance of incremental shares of common stock. The Company uses the if-converted
method for its convertible preferred stock and the treasury stock method for its stock options when computing diluted net loss per share
.
The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, as their inclusion would be anti-dilutive, as there were no earnings attributable to common stockholders. Because the Company incurred a net loss for each of the periods presented, all potential common shares were anti-dilutive. Accordingly, diluted net loss per share is the same as basic net loss per share for all periods presented:

	Three and Six Months Ended June 30,
	2026	2025
Preferred stock	3,940,786	3,940,786
Stock options	1,918,887	1,060,000

Total anti-dilutive shares	5,859,673	5,000,786

Net loss per share
– Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted-average number of shares of common stock outstanding during the reporting period. Diluted net loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as stock options and convertible preferred stock, which would result in the issuance of incremental shares of common stock. The Company uses the if-converted
method for its convertible preferred stock and the treasury stock method for its stock options when computing diluted net loss per share.
The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, as their inclusion would be anti-dilutive, as there were no earnings attributable to common stockholders. Because the Company incurred a net loss for each of the years presented, all potential common shares were anti-dilutive. Accordingly, diluted net loss per share is the same as basic net loss per share for all periods presented:

	Years Ended December 31,
	2025	2024
Preferred stock	3,940,786	3,940,786
Stock options	1,041,887	1,082,500

Total anti-dilutive shares	4,982,673	5,023,286

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted
– In November 2024, the FASB issued ASU
No. 2024-03
(“ASU
2024-03”),
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40)
. This ASU requires public business entities to disclose disaggregated information about certain income statement expense captions in a tabular format in the notes to the unaudited condensed consolidated financial statements, including categories such as employee compensation, depreciation, and intangible asset amortization. In January 2025, the FASB issued ASU
No. 2025-01,
which amended the effective date of ASU
2024-03.
ASU
2024-03
is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU
2024-03
on its unaudited condensed consolidated financial statements and related disclosures.

Recently issued accounting pronouncements not yet adopted
– In November 2024, the FASB issued ASU
No. 2024-03
(“ASU
2024-03”),
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40)
. This ASU requires public business entities to disclose disaggregated information about certain income statement expense captions in a tabular format in the notes to the financial statements, including categories such as employee compensation, depreciation, and intangible asset amortization. In January 2025, the FASB issued ASU
No. 2025-01,
which amended the effective date of ASU
2024-03.
ASU
2024-03
is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU
2024-03
on its consolidated financial statements and related disclosures.

Cash and cash equivalents
Cash and cash equivalents
– Cash and cash equivalents consist of cash deposits and money market accounts with original maturities of three months or less held at major depository institutions. Cash and cash equivalents are stated at cost, which approximates fair value.

Prepaid expenses		Prepaid expenses – Prepaid expenses at December 31, 2025 and 2024, consist primarily of prepaid research expenses and other miscellaneous prepaid expenses.
Property and equipment, net
Property and equipment, net
– Property and equipment are stated at cost less accumulated depreciation. The Company calculates depreciation using the straight-line method over the estimated useful lives of the related assets. The Company commences depreciation when the asset is placed into service. Expenditures for maintenance and repair are expensed as incurred.
Software subscriptions are not capitalized as property and equipment because the Company does not obtain ownership of, or the contractual right to take possession of, the underlying software. Such arrangements are accounted for as service contracts in Prepaid expenses and other current assets on the consolidated balance sheet, and the related subscription fees are expensed on a straight-line basis over the subscription term.
Estimated useful lives are as follows:

Category	Term

Laptops and IT equipment	3 years

Software purchase (excluding subscription)	3 years

Lab equipment	5 years

Furniture and fixtures	7 years

Leasehold improvements	Shorter of the remaining lease term or the estimated useful lives of the improvements

Impairment of long-lived assets
Impairment of long-lived assets
– The Company reviews its long-lived assets, including property and equipment, net and operating right-of-use
assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable, in accordance with ASC Subtopic
360-10,
Property, Plant, and Equipment — Overall. Impairment is assessed in a two-step
process. First, recoverability is tested by comparing the carrying amount of the asset (or asset group) to the sum of the estimated undiscounted future cash flows expected to be generated by the asset (or asset group) over its remaining useful life. If the carrying amount of the asset (or asset group) exceeds the sum of its estimated undiscounted future cash flows, the asset (or asset group) is considered not recoverable. Second, if the asset (or asset group) is determi
n
ed not to be recoverable, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the fair value of the asset (or asset group). Fair value is measured in accordance with ASC Topic 820, Fair Value Measurement, using quoted market prices when available, or, when quoted prices are not available, other valuation techniques such as discounted cash flow analyses based on Level 3 inputs. The adjusted carrying amount of the asset becomes its new cost basis and is depreciated over the asset’s remaining useful life. Restoration of a previously recognized impairment loss is prohibited.
The Company did not recognize any impairment losses on long-lived assets during the years ended December 31, 2025 and 2024.

Accounts receivable, net
Accounts receivable, net
– Accounts receivable are recorded at the invoiced amount, net of any allowance for credit losses. The Company evaluates the collectability of its accounts receivable based on a combination of factors, including the creditworthiness of its customers, historical collection experience, and current and forecasted economic conditions in accordance with ASC Topic 326,
Financial Instruments – Credit Losses
. As of December 31, 2025, accounts receivable totaled $56,000 and consisted of amounts due from a single customer under the Agreement described above. The Company considers recoverability, credit worthiness, and other future economic conditions when assessing expected credit losses. As of December 31, 2025 and 2024, no allowance for credit losses was recorded. The Company had no accounts receivable as of December 31, 2024.

Operating expenses		Operating expenses – Operating expenses consist of general and administrative expenses and research and development expenses, as further described below.
General and administrative
General and administrative
– General and administrative (“G&A”) expenses consist primarily of personnel-related costs (including salaries, wages, payroll taxes, benefits, and stock-based compensation) for the Company’s executive, finance, human resources, and legal functions; legal and professional fees, including patent-related legal fees, audit and tax fees, and consulting fees; facility-related costs, including rent, utilities, common area maintenance, property taxes, and depreciation of leasehold improvements; insurance, franchise tax, and other general business expenses; and travel and business-related expenses incurred by G&A personnel.

Research and development
Research and development
– Research and development (“R&D”) costs are expensed as incurred. R&D expenses consist primarily of personnel-related costs (including salaries, wages, bonuses, benefits, and stock-based compensation) for the Co mp
any’s engineering and information technology personnel in the United States and Japan; outside engineering and consulting services; laboratory and prototype materials and equipment, including small lab equipment, gases, and prototype builds; depreciation of laboratory and engineering equipment; software licenses and IT services used in research activities; and travel and conference costs incurred by R&D personnel.

Income taxes
Income taxes
– Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the consolidated financial statements and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

Leases
Leases
– The Company determines whether a contract is or contains a lease at inception in accordance with ASC Topic 842,
Leases
. Operating leases are recognized on the consolidated balance sheets as right-of-use
(“ROU”) assets and lease liabilities. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Lease liabilities are measured at the present value of lease payments not yet paid, discounted using the Company’s incremental borrowing rate (“IBR”) at the commencement date (or the effective date of a modification, as applicable), as the rate implicit in the Company’s leases is not readily determinable. The IBR is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment. ROU assets are measured at the amount of the lease liability, adjusted for any lease payments made at or before commencement, lease incentives received, and initial direct costs incurred.
Lease terms include the noncancellable period of the lease plus any periods covered by options to extend (or not terminate) the lease that the Company is reasonably certain to exercise. The Company evaluates renewal and termination options at lease commencement and upon occurrence of a triggering event. When the Company exercises a renewal option that was not previously included in the lease term, the lease is remeasured as of the modification date using the IBR in effect at that date. The Company has elected the practical expedient under ASC
842-10-15-37
to not separate
non-lease
components from lease components for all classes of underlying assets, and instead accounts for each lease component and the associated non-lease
components as a single lease component.
The Company has elected the short-term lease recognition exemption for leases with a term of 12 months or less at commencement that do not include a purchase option the Company is reasonably certain to exercise. Short-term lease payments are recognized as expense on a straight-line basis over the lease term.
Operating lease expense is recognized on a straight-line basis over the lease term. Variable lease payments that do not depend on an index or rate, including the Company’s share of building operating expenses and common area maintenance charges, are expensed as incurred and are not included in the measurement of lease liabilities.

Stock-based compensation
Stock-based compensation
– The Company accounts for stock-based compensation under ASC Topic 718 a nd
recognizes stock-based compensation expense for both employee and non-employee
awards based on the grant date fair value of the awards. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. The Company recognizes forfeitures as they occur. Stock options granted under the 2022 Stock Incentive Plan (the “2022 Plan”) have a maximum contractual term of ten years.

The Plan also provides for the issuance of restricted stock awards. Shares of restricted stock that are purchased at fair value, as determined by the Board of Directors on the date of purchase, have no compensation element, and accordingly, no stock-based compensation expense is recognized for such awards. See Note 9 for additional information regarding the Company’s stock-based compensation arrangements.
The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified.
The Company estimates the fair value of stock options granted to employees and non-employees
as of the date of grant using the Black-Scholes option pricing model. The Company does not have sufficient trading history to use its own historical volatility and therefore estimates the expected stock price volatility based on the historical volatility of a publicly traded group of peer companies. The expected term of the Company’s stock option awards is estimated using the “simplified” method in accordance with ASC Topic 718, as the Company does not have sufficient historical exercise data to provide a reasonable basis for estimating the expected term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for time periods approximately equal to the expected term of the award. Expected dividend yield is zero, as the Company has not paid and does not anticipate paying cash dividends on its common stock in the foreseeable future.

Foreign currency translation
Foreign currency translation
– The financial statements of the Company’s international subsidiary with local functional currencies are translated from its local functional currency to U.S. dollars upon consolidation. Assets and liabilities are translated using the exchange rates in effect at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenue and expense accounts are translated using the weighted-average exchange rates during the period. The resulting cumulative translation adjustments are recorded in accumulated other comprehensive loss in the accompanying consolidated statements of stockholders’ deficit. For the years ended December 31, 2025 and 2024, the Company recorded foreign currency translation adjustments of $10,876 and $10,141, respectively, within accumulated other comprehensive loss.

Segments
Segments -
In November 2023, the FASB issued ASU
No. 2023-07,
“Segment Reporting (ASC Topic 280): Improvements to Reportable Segment Disclosures.” This amended guidance applies to all public entities and aims to im
p
rove reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, to enable investors to develop more decision-useful financial analyses. This guidance is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this ASU on January 1, 2024.
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the Company’s chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources in assessing performance. The Company has one reportable segment. The Company’s CODM is the Chief Executive Officer.
The accounting policies of the Company’s single segment are the same as those described in the summary of significant accounting policies. The CODM assesses the financial performance for the Company’s segment based on net loss. The CODM also uses internal budget versus forecasted expense and cash forecast models in making certain decisions. Such models are reviewed to assess the entity-wide/single-segment operating results and performance, including how long cash-on-hand is expected to be sufficient.

The measure of segment assets is reported on the consolidated balance sheet as total assets. The segment measure of loss is reported on the consolidated statement of operations and comprehensive loss as net loss.

New accounting pronouncements effective in the current period
New accounting pronouncements effective in the current period
– In December 2023, the FASB issued ASU
No. 2023-09
(“ASU
2023-09”),
Income Taxes (Topic 740): Improvement to Income Tax
Disclosures.
The ASU enhances the transparency and decision usefulness of income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. The Company adopted ASU
2023-09
prospectively for the annual reporting period ending December 31, 2025. The adoption of ASU
2023-09
resulted in enhanced disclosures within Note 7 but did not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.